LONGTERM BORROWINGS, EXCLUDING CURRENT PORTION - Long-term borrowing , excluding current portion (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term borrowings, excluding current portion
Long-term loan		¥ 699,250
Less: current portion		(30,000)	¥ (1,250)
Long-term borrowings, excluding current portion	$ 96,132	669,250	182,646
Bank loans
Long-term borrowings, excluding current portion
Long-term loan		699,250	4,500
Less: current portion		¥ (30,000)	¥ (1,250)
Weighted average interest rates	4.14%	4.14%	7.13%
Term of loan	3 years
Restricted cash deposited to secure borrowings		¥ 696,000
Balance guaranteed		¥ 3,250
Rent financing
Long-term borrowings, excluding current portion
Long-term loan			¥ 179,396
Minimum | Bank loans
Long-term borrowings, excluding current portion
Weighted average interest rates	3.20%	3.20%
Maximum | Bank loans
Long-term borrowings, excluding current portion
Weighted average interest rates	7.13%	7.13%